SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2010 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2009 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2008 Annuity account balances Guaranteed minimum death benefits (GMDB)	Dec. 31, 2011 Annuity account balances Guaranteed minimum withdrawal benefits (GMWB)
Policyholder liabilities, revenues, and benefits expense
Interest rate credited to policy account balances for universal life, low end of range (as a percent)	2.00%
Interest rate credited to policy account balances for universal life, high end of range (as a percent)	9.00%
Interest rate credited to policy account balances for investment products (as a percent)		1.00%	10.00%
Mortality rate (as a percent)	61.00%			61.00%
Guaranteed benefit liability				$ 9,798,000	$ 6,412,000	$ 342,000	$ 1,205,000
Guaranteed benefit liability, net								$ 147,100,000